Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related party transactions

23. Related party transactions

The following sets forth the related parties and their relationships with the Company:

December 31, 2024
Company Name	December 31, 2023	Relationship prior to the 2024 Reorganization	Relationship after the 2024 Reorganization	December 31, 2025
Northstar Digital Holding Limited and its affiliates (“Northstar”)	Related parties under common control	Related parties under common control	Significant influence over the Company despite no equity interest	Significant influence over the Company despite no equity interest

Bitmain Technologies Limited (“Bitmain”)	An entity controlled by the Company’s ultimate beneficiary owner (“UBO”)	An entity controlled by the Company’s ultimate beneficiary owner (“UBO”)	No longer a related party	No longer a related party

Chanhua Pte. Ltd. (“Chanhua”)	An entity controlled by the Company’s UBO	An entity controlled by the Company’s UBO	No longer a related party	No longer a related party

Antpool Technologies Pte. Ltd. (“Antpool”)	An entity controlled by the Company’s UBO	An entity controlled by the Company’s UBO	No longer a related party	No longer a related party

Mr. Moore Jin Xin	CEO, director and shareholder of the Company	CEO, director and shareholder of the Company	CEO, director and shareholder of the Company	CEO, director and shareholder of the Company

Cango Inc. and its affiliates (“Cango”)	—	—	Related party due to significant influence*	Related party due to significant influence*

*	Cango Inc. and its affiliates (collectively, “Cango”) are considered related parties of the Company, notwithstanding that there is no equity interest held between the two entities (vice versa). Mr. Moore Jin Xin, the Company’s Chief Executive Officer and Director, serves as the Chairman of Cango in an executive capacity and is actively involved in its day-to-day decision-making. Accordingly, Mr. Moore Jin Xin is in a position to exercise significant influence over both entities, giving rise to a related party relationship between the Company and Cango.

Related party transactions as follows:

		Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	Related party	2023	2024	2025
Revenue	Cango	—	—	14,059,776
Funding cost	Northstar	6,302,251	24,617,365	40,587,080
Monitoring service fee	Northstar	182,000	273,750	167,432
Labor-related expenses	Chanhua	7,459,219	—	—
Wallet service usage fee	Northstar, Bitmain and Antpool	67,609	604,304	3,026,631
Sub-leased office space expenses allocation	Bitmain, Antpool and Chanhua	923,408	—	—
General management fee	Northstar	—	90,078	34,741
Collateral received from related party	Cango	—	—	279,888,518
Loans provided to related party	Cango	—	—	(278,419,042)
Loans borrowed from related party	Northstar	354,352,639	657,672,216	1,183,144,951
Loans repaid to related party	Northstar	(18,272,799)	(594,045,884)	(562,440,049)
Collateral pledged to related party	Northstar	(414,952,584)	(1,197,477,498)	(2,103,891,348)
Collateral returned from related party	Northstar	51,283,183	829,400,586	1,685,386,710
Crypto assets paid as costs and expenses	Northstar	6,485,191	22,633,785	33,179,554
Deposit/(withdrawal) of custodial crypto assets, net	Northstar	646,333	(373,732)	(1,916,061)
Margin loan payment collected from related party	Northstar	—	335,362,834	536,399,831
Margin loan repayment returned to related party	Northstar	—	(120,792,421)	(485,637,648)
Margin loan collateral remitted to related party	Northstar	—	(132,084,182)	(568,972,170)
Margin loan collateral collected from related party	Northstar	—	485,010,701	1,011,354,658
Margin loan interest remitted to related party	Northstar	—	(15,641,145)	(58,017,328)
Fund inflows between customers and related party through shared accounts	Northstar	2,744,963	34,537,507	—
Fund outflows between customers and related party through shared accounts	Northstar	—	(37,282,470)	—
Proceeds of amount due to related party	Northstar	5,515,524	55,539	4,510,437
Prepayment of amount due to related party	Northstar	(3,162,870)	(2,990,552)	(1,746,444)
USDT payment to related party for Purchasing XAUT	Northstar	—	—	(104,073,507)
XAUT received from related party	Northstar	—	—	114,803,981
Collateral pledged to related party - XAUT	Northstar	—	—	(92,289,229)

Balance due from/due to related parties

As of December 31, 2025 and 2024, assets and liabilities due from and due to related parties were as follows:

	December 31,	December 31,
(in USD)	2024	2025
Amounts due from related parties
Crypto asset collateral receivables due from Northstar (i)	721,424,627	1,256,845,932
Loan receivables due from Cango	—	556,920,339
Northstar	2,123,933	2,597,282
Cango (ii)	—	3,533,857
	2,123,933	6,131,139
Amounts due to related parties
Crypto assets held on behalf of Northstar (iii)	(545)	5,970
Northstar (iv)	5,837,804	811,053
Northstar (v)	1,983,579	4,559,540
	7,820,838	5,376,563
Crypto assets collateral payable to Cango	—	659,615,535
Loan payables due to Northstar (vi)	407,612,187	1,028,317,131
(i)	The balances represent the collateral pledged by the Company in exchange of funding borrowed from financing partner Northstar, which were under common control before the 2024 Reorganization (Note 10).

(ii)	The balances represent the Company’s accounts receivable from Cango as of December 31, 2025, all belong to technology financing fee.

(iii)	The balances represent the liability of the Company arising from arrangement to hold crypto assets on behalf of Northstar.

(iv)	The balance represent payables due to Northstar related to Bitcoin loan transactions.

For the years ended December 31, 2023, 2024 and 2025, fair value gain/(loss) on crypto-denominated liabilities due to related parties, including balances described in (iii) and (iv), amounted to US$7,167, US$744,361 and US$693,169, respectively.

(v)	The balance represents the funding cost due to the financing partner.

(vi)	The balances represent the balance of the Company’s borrowing from Northstar. The interest rates borne by such borrowings range from 5.45% to 5.67% per annum (Note 10).